Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PIF
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2017
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016